LOSS PER SHARE (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LOSS PER SHARE
Schedule of earnings per share, basic and diluted

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(602,818)	(1,356,246)	(202,483)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	3,347,286,795	3,651,473,415	3,651,473,415
Basic and diluted loss per share	(0.18)	(0.37)	(0.06)

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)	(unaudited)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(1,110,786)	(2,149,306)	(302,143)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	3,377,952,450	3,654,601,335	3,654,601,335
Basic and diluted loss per share	(0.33)	(0.59)	(0.08)